Consolidated statements of changes in equity (parenthetical) - $ / shares	1 Months Ended												12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of changes in equity
Dividends per share	$ 0.75	$ 0.7	$ 0.32	$ 0.35									$ 2.12
Capital distribution per share					$ 0.45	$ 1.1	$ 1.1	$ 0.66	$ 0.6	$ 1.5	$ 1.6	$ 1.25		$ 3.31	$ 4.95